Share-based compensation - Options on USD-denominated listed share (Detail) - US Dollar [Member]	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	1,950
Option plans [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	1,950	150,165
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 30.27	$ 19.75
Number of share options exercised in share-based payment arrangement	(136,665)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 19.53
Number of share options expired in share-based payment arrangement	(11,550)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 20.62
Number of share options exercisable in share-based payment arrangement	1,950
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 30.27